UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2017
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

	2017
	Less Than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)
Corporate debt securities	$37,965	$(83)	$994	$(1)	$38,959	$(84)
Obligations of states and political subdivisions	1,827	(4)	—	—	1,827	(4)
Collateralized mortgage obligations:
Agency	23,724	(69)	22,949	(368)	46,673	(437)

Total	$63,516	$(156)	$23,943	$(369)	$87,459	$(525)

	June 30, 2016
	Less Than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)
Corporate debt securities	$19,313	$(27)	$6,243	$(13)	$25,556	$(40)
Foreign Debt Securities [4]	4,646	(2)	—	—	4,646	(2)
Collateralized mortgage obligations:
Agency	17,862	(136)	31,769	(777)	49,631	(913)

Total	$41,821	$(165)	$38,012	$(790)	$79,833	$(955)

Schedule of Changes in the Credit Loss

	Twelve Months Ended June 30,
	2017	2016
	(Dollars in Thousands)
Beginning balance	$299	$248
Initial credit impairment	—	—
Subsequent credit impairment	—	—
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reduction for actual realized losses	(40)	(29)
Reduction for increase in cash flows expected to be collected	—	—
Bank of America settlement	—	80

Ending Balance	$259	$299